Schedule of Equity - Non-Controlling Interest (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Issued capital	$ 152,432,465	$ 143,972,570	$ 142,986,671	$ 125,713,259	$ 114,922,698
Reserves	6,675,482	3,928,914	3,875,305
Accumulated losses	(68,190,899)	(66,268,134)	(49,985,023)
Non-controlling interest	8,145,165	7,688,485	7,786,784
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Issued capital	7,357,911	7,357,911	7,357,911	7,357,911
Reserves	1,191,675	693,023	685,141	392,832
Accumulated losses	(404,421)	(362,449)	(256,268)	(169,118)
Non-controlling interest	$ 8,145,165	$ 7,688,485	$ 7,786,784	$ 7,581,625